Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Eos SENOLYTIXS Inc [Member]
Related Party Transaction [Line Items]
Related Party Transactions

12.	RELATED PARTY TRANSACTIONS

License and Service Agreement

On February 9, 2026, the Company entered into a license and service agreement (the “Agreement”) with SENOTHERAPEUTIX to develop products (other than food, cosmetics or supplements) for the diagnosis, cure, mitigation, treatment, or prevention of disease in humans, other than cancer and neoplastic diseases and use in or with gene-therapy.

Under the terms of the Agreement, SENOTHERAPEUTIX, has agreed to grant the Company a worldwide, exclusive, right and license to use certain SENOTHERAPEUTIX intellectual property to research, develop, make, use, sell, have sold, offer for sale and import products developed by the Company. Under the Agreement the Company will own all Patents, know-how and other intellectual property rights in all technical information and materials invented, authored or otherwise created in connection with the performance of the Agreement (“Eos IP”). The Company also granted SENOTHERAPEUTIX a worldwide, exclusive, right and license, under the Eos IP to practice such Eos IP for the conduct of any SENOTHERAPEUTIX development program and to make, use, sell, have sold, offer for sale and import products or processes resulting from created in or developed by such programs. The intellectual property rights granted to each party are sublicensable pursuant to a written sublicense agreement which shall be consistent with, and conform to, the terms and conditions of the Agreement.

Under the terms of the Agreement, SENOTHERAPEUTIX will provide to the Company general and administrative, research and development and other services agreed to by each party (the “Service Agreement”). The Service Agreement expires in February 2029. The Company will pay SENOTHERAPEUTIX’s fully burdened cost for providing the services plus ten percent or other such amounts agreed to by the Parties.

Pursuant to the Agreement, the Company, its affiliates or any sublicensees will pay SENOTHERAPEUTIX milestone payments upon the achievement of certain development, regulatory and commercial milestones of a product developed by the Company. The Agreement provides that the Company will pay up to $40 million in development and regulatory milestones and up to $75 million in commercial milestones. Under the terms of the Agreement the Company has also agreed to pay royalties of a mid-to-high single-digit percentage to SENOTHERAPEUTIX based on the Company, its affiliates or any sublicensees, on net sales of any product developed by the Company.

Expenses Paid on Behalf of Company

During the three months ended March 31, 2026 and 2025, SENOTHERAPEUTIX paid $325,126 and $78,675, respectively, in expenses on behalf of the Company. These expenses were for regulatory, clinical and accounting consultants, payroll, rent, financial and strategic planning fees and legal costs. Since SENOTHERAPEUTIX does not require these amounts to be repaid, the amounts were credited to additional paid in capital as capital contributions.

Backstop Financing Agreement

During March 2026, the Company entered into a Backstop Financing Agreement with RCM Eos Holdings, LLC, an affiliate of the Company. See Note 14, Backstop Financing Agreement, for additional information.

License Agreement

Subsequent to March 31, 2026, the Company entered into a license agreement with K2 Biolabs, Inc., an entity in which the Company’s Chairman and Chief Executive Officer has ownership interests. See Note 15, Subsequent Events, for additional information regarding the arrangement.

8.	RELATED PARTY TRANSACTIONS

During the periods ended December 31, 2025 and 2024, SENOTHERAPEUTIX paid approximately $235,000 and approximately $77,000 in expenses on behalf of the Company. These expenses were for regulatory and clinical consultants, strategic planning fees and legal costs. Since SENOTHERAPEUTIX does not require these amounts to be repaid, the amounts were credited to additional paid in capital as capital contributions.